Mine properties, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 146,659	$ 148,965
BRAZIL
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	123,404	131,240
CANADA
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,298	17,725
U.S
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 6,957
Maracas Menchen Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	99.94%	99.94%
Companhia Baiana De Pesquisa Mineral [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	0.06%	0.06%
Percentage Net Smelter Royalty		3.00%
Companhia Baiana De Pesquisa Mineral [Member] | Anglo Pacific Plc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of royalty certain operating costs		2.00%
Percentage Net Smelter Royalty		2.00%